Costs of services and general and administrative costs (Tables)	12 Months Ended
Dec. 31, 2018
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Costs of Services and General Administrative Costs
	2018 £m		2017[1] £m		2016[1] £m
Costs of services		12,663.5		12,629.0		11,846.5
General and administrative costs		1,507.5		1,267.0		977.7
		14,171.0		13,896.0		12,824.2
Costs of services and general and administrative costs include:
	2018 £m		2017[1] £m		2016[1] £m
Staff costs (note 5)		8,172.6		8,319.0		7,784.9
Establishment costs		871.7		888.6		836.5
Media pass-through costs		1,458.0		1,429.4		1,276.2
Data collection pass-through costs		609.2		646.4		669.8
Other costs of services and general and administrative costs[2]		3,059.5		2,612.6		2,256.8
		14,171.0		13,896.0		12,824.2
Other costs of services and general and administrative costs include:
Goodwill impairment (note 12)		183.9		27.1		27.0
Investment write-downs		2.0		95.9		86.1
Restructuring and transformation costs		302.3		56.8		27.4
Amortisation and impairment of acquired intangible assets (note 12)		280.0		195.1		168.4
Amortisation of other intangible assets (note 12)		38.7		36.3		38.6
Depreciation of property, plant and equipment		225.1		230.7		215.2
Losses on sale of property, plant and equipment		0.6		1.1		0.8
Gains on disposal of investments and subsidiaries		(235.5)		(129.0)		(44.3)
(Gains)/losses on remeasurement of equity interests arising from a change in scope of ownership		(2.0)		0.3		(232.4)
Net foreign exchange (gains)/losses		(13.2)		12.9		(17.0)

Notes

[1]	Prior year figures have been restated for the impact of the adoption of IFRS 15 Revenue from Contracts with Customers, as described in the accounting policies.
[2]	Other costs of services and general and administrative costs include £708.6 million (2017: £558.8 million, 2016: £512.7 million) of other pass-through costs.

Auditors' Remuneration

Auditors’ remuneration:

	2018 £m	2017 £m	2016 £m
Fees payable to the Company’s auditors for the audit of the Company’s annual accounts	1.4	1.4	1.4
The audit of the Company’s subsidiaries pursuant to legislation	21.7	20.7	19.4
Other services pursuant to legislation	4.2	4.0	3.7
Fees payable to the auditors pursuant to legislation	27.3	26.1	24.5
Tax advisory services	–	0.1	1.6
Tax compliance services	0.1	0.1	1.3
Corporate finance services	–	–	0.1
Other services[1]	4.7	4.6	5.7
Total non-audit fees	4.8	4.8	8.7
Total fees	32.1	30.9	33.2

Note

[1]	Other services include audits for earnout purposes.

Operating Lease
	2018 £m		2017 £m		2016 £m
Operating lease rentals:
Land and buildings		585.3		586.6		556.1
Sublease income		(25.4)		(17.9)		(11.6)
		559.9		568.7		544.5
Plant and machinery		10.6		11.9		10.6
		570.5		580.6		555.1

Minimum Committed Annual Rentals

Minimum committed annual rentals

Amounts payable in 2019 under leases will be as follows:

	Plant and machinery			Land and buildings
	2019 £m	2018 £m	2017 £m	2019 £m	2018 £m	2017 £m
In respect of operating leases which expire:
– within one year	3.6	5.1	4.0	70.2	88.6	85.1
– within two to five years	19.2	10.8	10.5	272.7	236.2	287.9
– after five years	0.4	0.1	–	246.3	207.8	187.0
	23.2	16.0	14.5	589.2	532.6	560.0

Future minimum annual amounts payable under all lease commitments in existence at 31 December 2018 are as follows:

	Minimum gross rental payments £m	Less lease- related costs[1] £m	Minimum net rental payments £m	Less sub-let rentals £m	Net payment £m
Year ending 31 December
2019	612.4	(54.2)	558.2	(11.5)	546.7
2020	475.0	(51.0)	424.0	(6.4)	417.6
2021	415.3	(47.3)	368.0	(4.9)	363.1
2022	362.4	(44.8)	317.6	(4.3)	313.3
2023	323.4	(43.1)	280.3	(3.1)	277.2
Later years	2,074.1	(362.5)	1,711.6	(1.3)	1,710.3
	4,262.6	(602.9)	3,659.7	(31.5)	3,628.2

Note

[1]	Lease-related costs include real estate taxes, insurance costs and operating costs embedded in the rental payments to the landlord.